Long-Term Debt and Financial Liabilities, Loan dated November 4, 2015 (Details) $ in Thousands			6 Months Ended
	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 29, 2018
Secured Credit Facilities [Abstract]
Proceeds from drawdown			$ 43,050	$ 18,000
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 33,750
Proceeds from drawdown	$ 33,750
Number of consecutive payment installments | Installment		16
Frequency of periodic payment			Quarterly
Installment payment		$ 844
Balloon payment		$ 20,250
Maturity date			Nov. 10, 2021
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments			18 months
Loan Agreement dated November 4, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Market value of M/V Squireship to total facility outstanding ratio from April 1, 2019 until March 31, 2020					1
Market value of M/V Squireship to total facility outstanding ratio from April 1, 2020 until March 31, 2021					1.11
Market value of M/V Squireship to total facility outstanding ratio from April 1, 2021 thereafter					1.25
Corporate leverage ratio on December 31, 2018					0.85
Corporate leverage ratio on March 31, 2019					0.80
Corporate leverage ratio starting from June 1, 2019					0.75
Loan Agreement dated November 4, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
EBITDA to net interest expense ratio until March 31, 2019					1.20
EBITDA to net interest expense ratio from April 1, 2019 thereafter					2
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.50%